Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued compensation		$ 63,554	$ 52,028
RRC reserve		2,621	2,441
Accrued interest			4,648
Other		19,249	20,217
Total	$ 59,767	$ 85,424	$ 79,334